Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 30, 2015
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Nov. 04, 2015
Document Effective Date	Nov. 05, 2015
Prospectus Date	Oct. 31, 2015
Portfolio 21 Global Equity Fund | Retail Class
Prospectus:
Trading Symbol	PORTX
Portfolio 21 Global Equity Fund | Institutional Class
Prospectus:
Trading Symbol	PORIX